Share capital - Summary of share option transactions (Detail) - Share option [Member] options in Thousands	12 Months Ended
	Dec. 31, 2022 options $ / shares	Dec. 31, 2021 options $ / shares	Dec. 31, 2020 options $ / shares
Statement [Line Items]
Number Of Outstanding | options	9,400	10,550	9,945
Number Outstanding Granted | options	1,047	1,220	1,905
Number Outstanding Exercised | options	(1,112)	(1,595)	(782)
Number Outstanding Cancelled | options	(798)	(775)	(358)
Number Outstanding Forfeited/expired | options			(160)
Number Of Outstanding | options	8,537	9,400	10,550
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.52	$ 0.46	$ 0.43
Weighted Average Exercise Price Granted | $ / shares	1.07	0.77	0.51
Weighted Average Exercise Price Exercised | $ / shares	0.52	0.36	0.29
Weighted Average Exercise Price Cancelled | $ / shares	0.53	0.36	0.29
Weighted Average Exercise Price Forfeited/expired | $ / shares			0.31
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.59	$ 0.52	$ 0.46